Income taxes (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Deferred income taxes not recognized on undistributed earnings of subsidiaries	₨ 39,949	₨ 30,429
Exchange Differences on Foreign Currency translations Recognised In Income Statement On Deferred Tax	₨ 109	₨ 424
Effective tax rate	23.00%	25.00%	27.00%
Tax rate effect of tax losses	15.00%
Reclassification from current to non current tax assets		₨ 2,687
Top of range [member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Effective tax rate	15.00%
Profit Tax Impact [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Uncertain tax positions	₨ 2,965	₨ 3,384